Loan to third party (Details Narrative) - PT total Prima Indonesia [Member] - EUDA Health Limited [Member]		6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 20, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 20, 2020 SGD ($)
Loan borrow up amount	$ 500,000							$ 650,000
Loan interest rate	9.00%
Loan accumulatively disbursed		$ 482,322				$ 352,959	$ 0
Interest receivable		33,741				19,003	0
Interest income from loan to third party		$ 15,565	$ 0	$ 29,701	$ 11,992	19,071	$ 0
Loan Agreement [Member]
Loan borrow up amount	$ 700,000							$ 1,000,000
Loan interest rate	9.00%
Loan accumulatively disbursed				503,692		352,959
Interest receivable				$ 46,317		$ 19,003